Disclosure of New IFRS in the Period (Tables)	12 Months Ended
Dec. 31, 2019
Disclourse of New IFRS in the Period [Abstract]
Schedule of consolidated financial statements

	Under previous policy	The change	Under IFRS 16
	US Dollars in thousands
Non-current assets:
Right to use asset	-	19	19

Current liabilities:
Lease liability - current	-	(9)	(9)

Non-current liability:
Lease liability – non current	-	(10)	(10)